Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
19.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2021		2020
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$20,780	$20,780	$18,752	$18,752
Restricted cash	39	39	37	37
Short-term investments	29,186	29,186	29,054	29,054
Long-term investments	992	992	992	992

The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported in the consolidated balance sheets approximate their estimated fair values.

The Company utilizes the measurement alternative for long-term investments in equity investments in privately held companies without readily determinable fair values and revalues these investments at cost less impairment, plus or minus observable price changes (in orderly transactions) of an identical or similar investment of the same issuer.